Loans and allowance for credit losses (Tables)	12 Months Ended
Oct. 31, 2024
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Loans by geography and portfolio net of allowance
Loans by geography and portfolio net of allowance

	As at October 31, 2024

(Millions of Canadian dollars)	Canada	United States	Other International	Total	Allowance for loan losses (1)	Total net of allowance
Retail (2)
Residential mortgages	$441,191	$33,092	$3,261	$477,544	$(572)	$476,972
Personal	86,977	18,148	3,213	108,338	(1,389)	106,949
Credit cards (3)	24,619	653	293	25,565	(1,164)	24,401
Small business (4)	15,531	–	–	15,531	(258)	15,273
Wholesale (2), (5)	189,378	119,231	51,830	360,439	(2,654)	357,785
Total loans	$757,696	$171,124	$58,597	$987,417	$(6,037)	$981,380
Undrawn loan commitments – Retail	300,071	5,099	4,100	309,270	(172)
Undrawn loan commitments – Wholesale	180,687	264,309	88,787	533,783	(139)

	As at October 31, 2023

(Millions of Canadian dollars)	Canada	United States	Other International	Total	Allowance for loan losses (1)	Total net of allowance
Retail (2)
Residential mortgages	$397,605	$33,683	$3,213	$434,501	$(481)	$434,020
Personal	79,705	15,751	3,278	98,734	(1,145)	97,589
Credit cards (3)	22,140	624	271	23,035	(1,013)	22,022
Small business (4)	13,681	–	–	13,681	(180)	13,501
Wholesale (2), (5)	121,762	119,067	46,997	287,826	(2,185)	285,641
Total loans	$634,893	$169,125	$53,759	$857,777	$(5,004)	$852,773
Undrawn loan commitments – Retail	277,863	5,054	3,173	286,090	(152)
Undrawn loan commitments – Wholesale	128,967	247,881	84,633	461,481	(136)

(1)	Excludes allowance for loans measured at FVOCI of $4 million (October 31, 2023 – $6 million).
(2)	Geographic information is based on residence of the borrower.
(3)	The credit cards business is managed as a single portfolio and includes both consumer and business cards.
(4)	Includes small business exposure managed on a pooled basis.
(5)	Includes small business exposure managed on an individual client basis.

Loans maturity and rate sensitivity
Loans maturity and rate sensitivity

	As at October 31, 2024
	Maturity term (1)				Rate sensitivity

(Millions of Canadian dollars)	Under 1 year (2)	1 to 5 years	Over 5 years	Total	Floating	Fixed Rate	Non-rate- sensitive	Total
Retail	$342,552	$240,995	$43,431	$626,978	$211,027	$407,455	$8,496	$626,978
Wholesale	302,024	44,977	13,438	360,439	80,385	277,599	2,455	360,439
Total loans	$644,576	$285,972	$56,869	$987,417	$291,412	$685,054	$10,951	$987,417
Allowance for loan losses				(6,037)				(6,037)
Total loans net of allowance for loan losses	$644,576	$285,972	$50,832	$981,380	$291,412	$685,054	$4,914	$981,380

	As at October 31, 2023
	Maturity term (1)				Rate sensitivity

(Millions of Canadian dollars)	Under 1 year (2)	1 to 5 years	Over 5 years	Total	Floating	Fixed Rate	Non-rate- sensitive	Total
Retail	$276,720	$249,210	$44,021	$569,951	$183,604	$378,656	$7,691	$569,951
Wholesale	236,126	39,358	12,342	287,826	53,655	232,024	2,147	287,826
Total loans	$512,846	$288,568	$56,363	$857,777	$237,259	$610,680	$9,838	$857,777
Allowance for loan losses				(5,004)				(5,004)
Total loans net of allowance for loan losses				$852,773				$852,773

(1)	Generally, based on the earlier of contractual repricing or maturity date.
(2)	Includes variable rate loans that can be repriced at the clients’ discretion without penalty.

Disclosure of Allowance for Credit Losses

Allowance for credit losses

	For the year ended
	October 31, 2024					October 31, 2023

(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs (1)	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs (1)	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$481	$114	$(10)	$(13)	$572	$432	$74	$(17)	$(8)	$481
Personal	1,228	877	(616)	(7)	1,482	1,043	593	(404)	(4)	1,228
Credit cards	1,069	831	(669)	2	1,233	893	636	(460)	–	1,069
Small business	194	178	(84)	(16)	272	194	43	(39)	(4)	194
Wholesale	2,326	1,297	(700)	(130)	2,793	1,574	1,145	(293)	(100)	2,326
Customers’ liability under acceptances	50	(50)	–	–	–	45	5	–	–	50
	$5,348	$3,247	$(2,079)	$(164)	$6,352	$4,181	$2,496	$(1,213)	$(116)	$5,348
Presented as:
Allowance for loan losses	$5,004				$6,037	$3,753				$5,004
Other liabilities – Provisions	288				311	378				288
Customers’ liability under acceptances	50				–	45				50
Other components of equity	6				4	5				6

(1)	Loans
written-off
are generally subject to continued collection efforts for a period of time following write-off.
The contractual amount outstanding on loans
written-off
during the year ended October 31, 2024 that are no longer subject to enforcement activity was $359 million

(October 31, 2023 – $139 million).

Summary of Allowance for Credit Losses by Stage, for Each Major Product Category
Allowance for credit losses – Retail and wholesale loans

	For the year ended
	October 31, 2024				October 31, 2023
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$223	$90	$168	$481	$235	$65	$132	$432
Provision for credit losses
Transfers to stage 1	99	(97)	(2)	–	95	(95)	–	–
Transfers to stage 2	(23)	36	(13)	–	(26)	38	(12)	–
Transfers to stage 3	(5)	(42)	47	–	(2)	(13)	15	–
Originations	94	–	–	94	89	–	–	89
Maturities	(19)	(17)	–	(36)	(17)	(9)	–	(26)
Changes in risk, parameters and exposures	(155)	157	54	56	(152)	103	60	11
Write-offs	–	–	(23)	(23)	–	–	(30)	(30)
Recoveries	–	–	13	13	–	–	13	13
Exchange rate and other	1	(1)	(13)	(13)	1	1	(10)	(8)
Balance at end of period	$215	$126	$231	$572	$223	$90	$168	$481

Personal
Balance at beginning of period	$280	$793	$155	$1,228	$285	$661	$97	$1,043
Provision for credit losses
Transfers to stage 1	537	(537)	–	–	696	(695)	(1)	–
Transfers to stage 2	(75)	78	(3)	–	(88)	90	(2)	–
Transfers to stage 3	(3)	(130)	133	–	(1)	(57)	58	–
Originations	116	–	–	116	103	–	–	103
Maturities	(51)	(186)	–	(237)	(45)	(112)	–	(157)
Changes in risk, parameters and exposures	(499)	947	550	998	(671)	906	412	647
Write-offs	–	–	(745)	(745)	–	–	(518)	(518)
Recoveries	–	–	129	129	–	–	114	114
Exchange rate and other	–	1	(8)	(7)	1	–	(5)	(4)
Balance at end of period	$305	$966	$211	$1,482	$280	$793	$155	$1,228

Credit cards
Balance at beginning of period	$203	$866	$–	$1,069	$177	$716	$–	$893
Provision for credit losses
Transfers to stage 1	559	(559)	–	–	539	(539)	–	–
Transfers to stage 2	(111)	111	–	–	(101)	101	–	–
Transfers to stage 3	(2)	(483)	485	–	(2)	(394)	396	–
Originations	25	–	–	25	13	–	–	13
Maturities	(5)	(48)	–	(53)	(6)	(33)	–	(39)
Changes in risk, parameters and exposures	(465)	1,139	185	859	(417)	1,015	64	662
Write-offs	–	–	(892)	(892)	–	–	(650)	(650)
Recoveries	–	–	223	223	–	–	190	190
Exchange rate and other	3	–	(1)	2	–	–	–	–
Balance at end of period	$207	$1,026	$–	$1,233	$203	$866	$–	$1,069

Small business
Balance at beginning of period	$70	$66	$58	$194	$73	$73	$48	$194
Provision for credit losses
Transfers to stage 1	35	(35)	–	–	39	(39)	–	–
Transfers to stage 2	(20)	20	–	–	(14)	14	–	–
Transfers to stage 3	(1)	(10)	11	–	(1)	(10)	11	–
Originations	43	–	–	43	36	–	–	36
Maturities	(17)	(21)	–	(38)	(18)	(21)	–	(39)
Changes in risk, parameters and exposures	(31)	65	139	173	(48)	44	50	46
Write-offs	–	–	(98)	(98)	–	–	(50)	(50)
Recoveries	–	–	14	14	–	–	11	11
Exchange rate and other	1	1	(18)	(16)	3	5	(12)	(4)
Balance at end of period	$80	$86	$106	$272	$70	$66	$58	$194

Wholesale
Balance at beginning of period	$774	$785	$767	$2,326	$597	$585	$392	$1,574
Provision for credit losses
Transfers to stage 1	284	(282)	(2)	–	216	(215)	(1)	–
Transfers to stage 2	(152)	159	(7)	–	(87)	89	(2)	–
Transfers to stage 3	(9)	(77)	86	–	(10)	(60)	70	–
Originations	737	–	–	737	651	–	–	651
Maturities	(438)	(379)	–	(817)	(448)	(270)	–	(718)
Changes in risk, parameters and exposures	(407)	827	957	1,377	(153)	647	718	1,212
Write-offs	–	–	(763)	(763)	–	–	(324)	(324)
Recoveries	–	–	63	63	–	–	31	31
Exchange rate and other	(2)	5	(133)	(130)	8	9	(117)	(100)
Balance at end of period	$787	$1,038	$968	$2,793	$774	$785	$767	$2,326

Impact of Staging on ACL
The following table illustrates the impact of staging on our ACL by comparing our allowance if all performing loans were in Stage 1 to the actual ACL recorded on these assets.

As at

	October 31, 2024			October 31, 2023

(Millions of Canadian dollars)	ACL – All performing loans in Stage 1	Impact of staging	Stage 1 and 2 ACL	ACL – All performing loans in Stage 1	Impact of staging	Stage 1 and 2 ACL
Performing loans (1)	$ 3,313	$ 1,523	$ 4,836	$ 2,893	$ 1,257	$ 4,150

(1)	Represents loans and commitments in Stage 1 and Stage 2.

Credit Risk Exposure by Internal Risk Rating
Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of Management’s Discussion and Analysis.

	As at
	October 31, 2024				October 31, 2023

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1), (2)	Total	Stage 1	Stage 2	Stage 3 (1), (2)	Total
Retail
Loans outstanding –Residential mortgages
Low risk	$388,742	$1,354	$–	$390,096	$349,001	$1,630	$–	$350,631
Medium risk	18,419	4,479	–	22,898	19,126	1,610	–	20,736
High risk	1,761	6,593	–	8,354	1,582	4,927	–	6,509
Not rated (3)	52,569	1,479	–	54,048	54,247	1,220	–	55,467
Impaired	–	–	1,233	1,233	–	–	682	682
	461,491	13,905	1,233	476,629	423,956	9,387	682	434,025
Items not subject to impairment (4)				915				476
Total				$477,544				$434,501
Loans outstanding –Personal
Low risk	$82,904	$1,680	$–	$84,584	$75,572	$1,676	$–	$77,248
Medium risk	5,525	3,063	–	8,588	5,587	2,915	–	8,502
High risk	592	2,365	–	2,957	477	2,088	–	2,565
Not rated (3)	11,303	498	–	11,801	9,982	157	–	10,139
Impaired	–	–	408	408	–	–	280	280
Total	$100,324	$7,606	$408	$108,338	$91,618	$6,836	$280	$98,734
Loans outstanding – Credit cards
Low risk	$17,363	$177	$–	$17,540	$16,331	$135	$–	$16,466
Medium risk	1,999	2,436	–	4,435	1,771	2,132	–	3,903
High risk	75	2,289	–	2,364	41	1,734	–	1,775
Not rated (3)	1,173	53	–	1,226	856	35	–	891
Total	$20,610	$4,955	$–	$25,565	$18,999	$4,036	$–	$23,035
Loans outstanding – Small business
Low risk	$9,428	$773	$–	$10,201	$8,641	$920	$–	$9,561
Medium risk	2,740	962	–	3,702	2,238	936	–	3,174
High risk	214	1,086	–	1,300	99	592	–	691
Not rated (3)	7	–	–	7	11	–	–	11
Impaired	–	–	321	321	–	–	244	244
Total	$12,389	$2,821	$321	$15,531	$10,989	$2,448	$244	$13,681
Undrawn loan commitments –Retail
Low risk	$284,036	$592	$–	$284,628	$266,209	$610	$–	$266,819
Medium risk	12,110	381	–	12,491	10,759	298	–	11,057
High risk	746	602	–	1,348	956	434	–	1,390
Not rated (3)	10,715	88	–	10,803	6,686	138	–	6,824
Total	$307,607	$1,663	$–	$309,270	$284,610	$1,480	$–	$286,090
Wholesale – Loans outstanding
Investment grade	$116,549	$1,471	$–	$118,020	$89,037	$416	$–	$89,453
Non-investment grade	189,889	26,826	–	216,715	156,211	19,210	–	175,421
Not rated (3)	12,871	721	–	13,592	10,968	238	–	11,206
Impaired	–	–	3,905	3,905	–	–	2,498	2,498
	319,309	29,018	3,905	352,232	256,216	19,864	2,498	278,578
Items not subject to impairment (4)				8,207				9,248
Total				$360,439				$287,826
Undrawn loan commitments – Wholesale
Investment grade	$345,236	$516	$–	$345,752	$312,178	$186	$–	$312,364
Non-investment grade	170,212	14,512	–	184,724	130,994	13,947	–	144,941
Not rated (3)	3,290	17	–	3,307	4,176	–	–	4,176
Total	$518,738	$15,045	$–	$533,783	$447,348	$14,133	$–	$461,481

(1)	As at October 31, 2024, 88% of credit-impaired loans were either fully or partially collateralized (October 31, 2023 – 88%). For details on the types of collateral held against credit-impaired assets and our policies on collateral, refer to the Credit risk mitigation section of Management’s Discussion and Analysis.
(2)	Includes $109 million of purchased credit-impaired loans acquired in the HSBC Canada transaction.
(3)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessments or rating methodologies, policies and tools to manage our credit risk.
(4)	Items not subject to impairment are loans held at FVTPL.

Disclosure of Loans Past Due But Not Impaired

Loans past due but not impaired
(1), (2)

	As at
	October 31, 2024			October 31, 2023

(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$2,542	$263	$2,805	$1,840	$208	$2,048
Wholesale	1,454	4	1,458	1,823	49	1,872
	$3,996	$267	$4,263	$3,663	$257	$3,920

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.